Consolidated Statetments of Financial Position - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Current assets
Inventories		$ 0	$ 435
Trade and other receivables, fair value		94,749	125,229
Trade and other receivables, amortised cost		12,504	79,916
Investments		3,802	1,042
Cash and cash equivalents	[1]	2,563	89,117
Restricted deposits		4,787	55,858
Total current assets		118,405	351,597
Non-current assets
Property and equipment		9,234	10,921
Right-of-use-assets		1,512
Intangible assets - content		461,889	706,572
Intangible assets - others		2,935	3,794
Investments		140	2,650
Trade and other receivables, amortised cost		10,761	10,065
Income tax receivable		1,975	1,284
Restricted deposits		63	756
Deferred income tax assets		742	1,263
Total non-current assets		489,251	737,305
Total assets		607,656	1,088,902
Current liabilities
Trade and other payables		90,941	83,487
Acceptances		1,858	8,366
Short-term borrowings, fair value		23,100	68,349
Short-term borrowings, amortised cost		93,758	140,559
Derivative financial instruments			620
Lease liabilities		723
Current income tax payable		14,900	17,291
Total current liabilities		225,280	318,672
Non-current liabilities
Long-term borrowings at amortised cost		62,114	71,920
Lease liabilities		830
Other long-term liabilities		8,258	13,898
Deferred income tax liabilities		2,688	27,427
Total non-current liabilities		73,890	113,245
Total liabilities		299,170	431,917
Equity
Share capital		66,727	39,326
Share premium		673,717	580,013
Reserves		(405,665)	(2,202)
Other components of equity		(85,660)	(79,696)
JSOP reserve			(15,985)
Equity attributable to equity holders of Eros International Plc		249,119	521,456
Non-controlling interest		59,367	135,529
Total equity		308,486	656,985
Total liabilities and shareholder's equity		$ 607,656	$ 1,088,902

[1]	Includes $Nil (2019: $46,666) of restricted deposits.